Financial Assets At Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) £ in Millions	Dec. 31, 2018 GBP (£)
Financial assets at fair value through other comprehensive income [abstract]
Debt securities	£ 13,229
Loans and advances to customers	73
Financial assets at fair value through other comprehensive income	£ 13,302